Non-Controlling Interest (Details) - Schedule of Series B Preferred Stock - Series B Preferred Stock [Member] - Levo Mobility LLC [Member] - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Temporary equity, shares authorized (in Shares)	1,000,000	1,000,000	1,000,000
Temporary equity, shares outstanding (in Shares)	3,138	3,138	3,138
Temporary equity, Stated Value per Share (in Dollars per share)	$ 1,000	$ 1,000	$ 1,000
Temporary equity, Initial Carrying Value	$ 3,138,000	$ 3,138,000	$ 3,138,000
Temporary equity, accretion of dividends	326,606	538,668	326,606
Temporary equity, liquidation preference	$ 3,464,606	$ 3,676,668	$ 3,464,606